Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data
Quarterly Financial Data

NOTE 20. QUARTERLY FINANCIAL DATA (UNAUDITED)

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except per share data)
2010(1)
Total revenues	$364,412	$396,524	$444,103	$511,190
Gross profit	$270,339	$289,308	$310,183	$341,642
Operating income	$106,307	$93,605	$115,932	$149,522
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$60,355	$51,460	$54,206	$92,985
Net income per share attributable to Endo Pharmaceuticals Holdings Inc. (basic)	$0.51	$0.44	$0.47	$0.80
Net income per share attributable to Endo Pharmaceuticals Holdings Inc. (diluted)	$0.51	$0.44	$0.46	$0.77
Weighted average shares (basic)	117,347	116,060	115,469	115,781
Weighted average shares (diluted)	118,031	116,660	116,597	120,516

2009(2)
Total revenues	$335,300	$373,108	$361,027	$391,406
Gross profit	$252,291	$278,039	$263,720	$291,733
Operating income	$77,466	$64,916	$84,314	$163,328
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$39,037	$30,029	$49,422	$147,848
Net income per share attributable to Endo Pharmaceuticals Holdings Inc. (basic)	$0.33	$0.26	$0.42	$1.26
Net income per share attributable to Endo Pharmaceuticals Holdings Inc. (diluted)	$0.33	$0.26	$0.42	$1.25
Weighted average shares (basic)	116,822	117,158	117,207	117,261
Weighted average shares (diluted)	117,209	117,350	117,643	117,859

Quarterly and year to date computations of per share amounts are made independently; therefore, the sum of the per share amounts for the quarters may not equal the per share amounts for the year.

(1)	Operating income for the year ended December 31, 2010 was impacted by milestone payments to collaborative partners of $3.0 million, $15.9 million, $0.3 million and $4.7 million in the first, second, third and fourth quarters, respectively. Operating income for the year ended December 31, 2010 was also impacted by (1) the acquisition-related costs (income) of $1.5 million, $4.8 million, $25.0 million and $(12.3) million during the first, second, third and fourth quarters, respectively (2) impairment charges of $13.0 million relating to pagoclone during the second quarter and impairment charges of $22.0 million relating to octreotide during the fourth quarter (3) inventory step-up of $1.3 million and $5.0 million during the third and fourth quarters, respectively (4) amortization expense relating to intangible assets of $17.3 million, $17.3 million, $19.6 million and $30.4 million during the first, second, third and fourth quarters, respectively.
(2)

Operating income for the year ended December 31, 2009 was impacted by milestone payments to collaborative partners of $9.4 million, $21.0 million, $30.7 million and $16.0 million in the first, second, third and fourth quarters, respectively. Operating income for the year ended December 31, 2009 was also impacted by (1) the Indevus acquisition-related costs (income) of $26.4 million, $35.0 million, ($20.2) million and ($134.3) million during the first, second, third and fourth quarters, respectively (2) impairment charges of $69.0 million relating to Pro2000 and AveedTM during the fourth quarter (3) inventory step-up of $1.6 million, $3.6 million, $5.9 million and $0.2 million during the first, second, third and fourth quarters, respectively and (4) amortization expense relating to developed technology assets of $11.4 million, $15.6 million, $16.7 million and $19.2 million during the first, second, third and fourth quarters, respectively.